General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2019
General and Administrative Expenses
Schedule of general and administrative expenses

	For the year ended
	December 31,
	2017	2018	2019
Employee costs*	18,789	20,980	24,863
Share-based compensation (Note 22)	4,565	5,216	5,107
Other expenses	16,496	15,797	17,415
Total	39,850	41,993	47,385
*	Employee costs include restructuring costs of $3,975 pursuant to management’s decision to relocate more of its employees including several members of senior management to the Piraeus, Greece office.